UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation

Portfolio of Investments (unaudited)	March 31, 2006

	Shares, Warrants, Shares
	Subject To Call/Put,
	Partnership Interest
	or Principal Amount		Value

COMMON STOCKS
AND WARRANTS 93.6%
AEROSPACE AND
DEFENSE 1.6%
General Dynamics Corporation	197,000	shs.	$12,604,060
Honeywell International Inc.	663,700		28,386,449

			40,990,509

AIR FREIGHT AND
LOGISTICS 0.5%
FedEx Corp.	100,810		11,385,481

BEVERAGES 1.9%
Coca-Cola Company (The)	513,300		21,491,871
Coca-Cola Enterprises Inc.	636,100		12,938,274
PepsiCo, Inc.	213,100		12,315,049

			46,745,194

BIOTECHNOLOGY 2.0%
Amgen Inc.*	327,700		23,917,184
Pharmion Corporation*	1,401,625		25,271,299

			49,188,483

BUILDING PRODUCTS 0.5%
Masco Corporation	377,300		12,258,477

CAPITAL MARKETS 2.6%
Bank of New York
Company, Inc. (The)	633,500		22,831,340
Merrill Lynch & Co. Inc.	360,300		28,377,228
Morgan Stanley	241,670		15,181,709

			66,390,277

CHEMICALS 2.5%
Dow Chemical Co. (The)	591,000		23,994,600
E.I. Du Pont de Nemours
and Company	599,400		25,300,674
Praxair, Inc.	238,300		13,142,245

			62,437,519

COMMERCIAL BANKS 3.3%
Bank of America Corporation	1,237,140		56,339,356
Wachovia Corporation	483,163		27,081,286

			83,420,642

COMMERCIAL SERVICES
AND SUPPLIES 1.6%
Cendant Corporation	1,497,600		25,983,360
Waste Management Inc.	375,100	(1)	13,241,030

			39,224,390

COMMUNICATIONS
EQUIPMENT 6.1%
Cisco Systems, Inc.*	1,607,380		34,839,961
Corning Incorporated*	1,218,300		32,784,453
Lucent Technologies, Inc.*	6,802,800		20,748,540
Lucent Technologies, Inc.
(exercise price of $2.75,
expiring 12/10/2007)*	11,224,425	wts.	7,015,266
Nokia Corp. (ADR)	1,886,000	shs.	39,077,920
QUALCOMM Inc.	351,500		17,787,658

			152,253,798

COMPUTERS AND
PERIPHERALS 4.2%
Apple Computer, Inc.*	270,500		16,964,408
EMC Corporation*	2,118,100		28,869,703
International Business
Machines Corporation	589,920		48,650,702
Seagate Technology	413,600		10,890,088

			105,374,901

CONTAINERS AND
PACKAGING 1.3%
Smurfit-Stone
Container Company*	2,322,400		31,491,744

DIVERSIFIED CONSUMER
SERVICES 0.5%
ServiceMaster Company (The)	881,200		11,561,344

DIVERSIFIED FINANCIAL
SERVICES 5.1%
CIT Group Inc.	205,000		10,971,600
Citigroup Inc.	1,490,430		70,393,009
JPMorgan Chase & Co.	1,150,000		47,886,000

			129,250,609

DIVERSIFIED
TELECOMMUNICATION
SERVICES 2.2%
BellSouth Corporation	1,155,000		40,020,750
Citizens Communications
Company	1,119,000		14,849,130

			54,869,880

ELECTRONIC EQUIPMENT
AND INSTRUMENTS 0.4%
Symbol Technologies, Inc.	1,019,400		10,785,252

ELECTRIC UTILITIES 0.5%
American Electric Power
Company, Inc.	167,300		5,691,546
Southern Company	177,100		5,803,567

			11,495,113

ENERGY EQUIPMENT
AND SERVICES 1.1%
Halliburton Company	375,400		27,411,708

FOOD AND STAPLES
RETAILING 1.3%
CVS Corporation	668,200		19,959,134
Wal-Mart Stores, Inc.	275,420		13,010,841

			32,969,975

FOOD PRODUCTS 0.3%
Hershey Company (The)	138,300		7,223,409

HEALTH CARE EQUIPMENT
AND SUPPLIES 1.3%
Boston Scientific Corporation*	657,700		15,159,985
Medtronic, Inc.	367,300		18,640,475

			33,800,460

HEALTH CARE PROVIDERS
AND SERVICES 3.2%
Aetna Inc.	265,000		13,022,100
HCA Inc.	323,600		14,817,644
UnitedHealth Group
Incorporated	380,800		21,271,488
WellPoint Inc.*	415,900		32,203,137

			81,314,369

HOTELS, RESTAURANTS
AND LEISURE 0.8%
McDonald’s Corporation	617,100		21,203,556

INDUSTRIAL
CONGLOMERATES 4.2%
General Electric Company	2,527,150		87,894,277
Tyco International Ltd.	695,740		18,701,491

			106,595,768

INSURANCE 3.0%
Allstate Corporation (The)	146,100		7,613,271
American International
Group, Inc.	527,800		34,882,302
MetLife, Inc.	173,300		8,382,521
UnumProvident Corporation	489,300		10,020,864
XL Capital Ltd. Class A	243,800		15,630,017

			76,528,975

INTERNET SOFTWARE
AND SERVICES 3.6%
Google Inc. Class A*	90,000		34,766,550
McAfee Inc.*	560,400		13,634,532
Symantec Corporation*	903,274		15,242,749
Yahoo! Inc.*	792,800		25,603,476

			89,247,307

IT SERVICES 0.3%
First Data Corporation	171,900		8,048,358

MACHINERY 1.1%
Illinois Tool Works Inc.	284,380		27,388,638

MEDIA 5.1%
Clear Channel
Communications, Inc.	747,400		21,682,074
Comcast Corporation Class A*	732,500		19,209,812
News Corp. Class A	1,260,200		20,931,922
Time Warner Inc.	1,880,300		31,570,237
Univision Communications Inc.
Class A*	743,000		25,611,210
Viacom Inc. Class B*	253,350		9,829,980

			128,835,235

METALS AND MINING 0.8%
Alcoa Inc.	656,900		20,074,864

MULTI-UTILITIES 0.5%
Dominion Resources, Inc.	188,900		13,039,767

MULTILINE RETAIL 2.3%
Dollar General Corporation	1,450,300		25,626,801
Federated Department
Stores, Inc.	179,800		13,125,400
Kohl’s Corporation*	397,700		21,082,077

			59,834,278

OIL, GAS AND
CONSUMABLE FUELS 6.2%
Chevron Corporation	525,900		30,486,423
ConocoPhillips	512,200		32,345,430
El Paso Corporation	510,700		6,153,935
Exxon Mobil Corporation	907,025	(1)	55,201,542
Murphy Oil Corporation	268,625		13,382,897
Sunoco, Inc.	238,600		18,508,202

			156,078,429

PHARMACEUTICALS 6.6%
Forest Laboratories, Inc.*	456,900		20,391,447
Johnson & Johnson	487,907		28,893,853
Lilly Eli & Company	225,700		12,481,210
Pfizer Inc.	1,899,438		47,333,995
Schering-Plough Corporation	325,100		6,173,649
Valeant Pharmaceuticals
International	1,310,000		20,763,500
Wyeth	627,000		30,422,040

			166,459,694

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 0.8%
Maxim Integrated Products, Inc.	534,400		19,855,632

SOFTWARE 5.1%
Business Objects S.A. (ADR)*	357,800		13,054,333
Cogent Inc.*	1,482,900		27,077,754
Mercury Interactive Corporation*	849,370		29,451,905
Microsoft Corp.	2,136,256		58,180,932

			127,764,924

SPECIALTY RETAIL 2.0%
Abercrombie & Fitch Co. Class A	541,200		31,551,960
The Home Depot, Inc.	415,800		17,588,340

			49,140,300

THRIFTS AND
MORTGAGE FINANCE 1.4%
Fannie Mae	400,300		20,575,420
Freddie Mac	223,700		13,645,700

			34,221,120

TOBACCO 3.7%
Altria Group, Inc.	835,480		59,202,113
UST Inc.	798,890		33,233,824

			92,435,937

WIRELESS
TELECOMMUNICATION
SERVICES 2.1%
American Tower Corporation
Class A*	928,500		28,152,120
Sprint Nextel Corporation	981,900		25,372,296

			53,524,416

TOTAL COMMON STOCKS
AND WARRANTS			2,352,120,732

OPTIONS PURCHASED* 2.3%
BEVERAGES 0.2%
Coca-Cola Enterprise Inc. Call,
expiring January 2008 at $15	8,631		5,912,235

COMMUNICATIONS
EQUIPMENT 0.3%
Cisco Systems, Inc. Call,
expiring January 2008 at $17.50	4,999		3,349,330
Comverse Technology Inc. Call,
expiring January 2008 at $20	5,480		3,890,800

			7,240,130

COMPUTERS AND
PERIPHERALS 0.2%
Apple Computer Inc. Call,
expiring April 2006 at $85	1,747		8,735
Seagate Technology Call,
expiring January 2007 at $17.50	4,903		4,755,910

			4,764,645

HOTELS, RESTAURANTS
AND LEISURE 0.2%
McDonald’s Corporation Call,
expiring January 2008 at $30	6,562		5,085,550

INDUSTRIAL
CONGLOMERATES 0.1%
Tyco International Ltd. Call,
expiring January 2008 at $25	5,750		3,220,000

METALS AND MINING 0.1%
Alcoa Inc. Call,
expiring January 2008 at $25	4,026		3,301,320

OIL, GAS AND
COSUMABLE FUELS 0.2%
ConocoPhillips Call,
expiring January 2007 at $75	9,348		2,383,740
Exxon Mobil Corporation Call,
expiring January 2007 at $80	60,468		2,297,784

			4,681,524

PHARMACEUTICALS 0.0%
Valeant Pharmaceuticals
International Call,
expiring September 2006 at $20	694		20,820

SOFTWARE 0.4%
Activision, Inc. Call,
expiring January 2008 at $15	9,937		2,981,100
Mercury Interactive
Corporation Call,
expiring January 2008 at $20	4,628		8,006,440

			10,987,540

THRIFTS AND
MORTGAGE FINANCE 0.1%
Fannie Mae Call,
expiring September 2006 at $70	15,114		151,140
Freddie Mac Call,
expiring January 2008 at $55	2,073		2,363,220

			2,514,360

TOBACCO 0.5%
Altria Group Inc. Call,
expiring January 2008 at $70	3,108		3,014,760
Altria Group Inc. Call,
expiring January 2008 at $75	3,148		2,329,520
Altria Group Inc. Call,
expiring January 2008 at $80	6,841		3,694,140
Altria Group Inc. Call,
expiring January 2008 at $85	10,380		1,505,100
UST Inc. Call,
expiring July 2006 at $35	2,765		1,935,500

			12,479,020

TOTAL OPTIONS PURCHASED			60,207,144

TRI-CONTINENTAL
FINANCIAL
DIVISION† 0.1%
WCAS Capital Partners II,
L.P	$ 4,301,124		1,784,623
Whitney Subordinated
Debt Fund, L.P.	1,507,882		410,272

TOTAL TRI-CONTINENTAL
FINANCIAL DIVISION			2,194,895

SHORT-TERM
HOLDINGS 3.6%
TIME DEPOSITS 1.8%
HSBC Bank Grand Cayman
4.781%, 4/3/2006	44,134,000		44,134,000
US TREASURY NOTES 1.8%
US Treasury Notes 2.25%,
4/30/2006	44,650,000	(1)	44,568,801

TOTAL SHORT-TERM
HOLDINGS			88,702,801

TOTAL
INVESTMENTS 99.6%			2,503,225,572

OTHER ASSETS LESS
LIABILITIES 0.4%			9,720,329

NET INVESTMENT
ASSETS 100.0%			2,512,945,901

CALL OPTIONS
WRITTEN
Exxon Mobil Corporation,
expiring April 2006 at $60	166,300	shs.	(257,765)
Waste Management Inc.,
expiring April 2006 at $32.50	220,300		(616,840)

			(874,605)

PUT OPTIONS WRITTEN
Comverse Technology Inc.,
expiring April 2006 at $22.50	243,000		(97,200)
Nextel Partners Inc. Class A,
expiring January 2007 at $30	2,000		(3,300)
Sunoco, Inc., expiring
April 2006 at $75	102,600		(133,380)
Valeant Pharmaceuticals
International, expiring
April 2006 at $17.50	160,600		(273,020)

			(506,900)

TOTAL OPTIONS WRITTEN			$(1,381,505)

*	Non-income producing security.

**	The cost of investments for federal income tax purposes was $2,427,294,063. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $226,965,410 and $(151,352,176), respectively.

†	At March 31, 2006, the Tri-Continental Financial Division comprised two investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investments in the limited partnerships, along with their cost and values at March 31, 2006, were as follows:

Investment	Acquisition Date(s)	Cost	Value

WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,301,124	$1,784,623
Whitney Subordinated Debt Fund, L.P.	7/12/89 to 11/10/98	1,507,882	410,272

Total		$5,809,006	$2,194,895

(1)	All or part of the security is held as collateral for options written. As of March 31, 2006, the value of securities held as collateral was $40,825,836.
ADR - American Depositary Receipt.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2006

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.